Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PERMANENT PORTFOLIO FAMILY OF FUNDS INC
Prospectus Date	rr_ProspectusDate	May 30, 2014
Permanent Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PERMANENT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Permanent Portfolio seeks to preserve and increase the purchasing power value of its shares over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4.29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.29%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Portfolio invests a fixed “Target Percentage” of its net assets in each of the following investment categories:

Investment Category	Target Percentage

Gold	20%
Silver	5%
Swiss franc assets	10%
Real estate and natural resource stocks	15%
Aggressive growth stocks	15%
Dollar assets	35%

Total	100%

Investments may include gold and silver bullion and bullion-type coins; Swiss franc denominated demand deposits and highly rated bonds and other securities of the federal government of Switzerland of any maturity; stocks (including common and preferred shares, and American Depository Receipts (“ADRs”)) of U.S. and foreign companies whose assets consist primarily of real estate (such as timberland, ranching and farm land, raw land, land with improvements and structures and real estate investment trusts) and natural resources (such as companies involved directly or indirectly in exploring, mining, refining, processing, transporting, fabricating and dealing in oil, gas, coal and precious and non-precious minerals); stocks and stock warrants of U.S. companies that are expected to have a higher profit potential (and likely a higher volatility) than the stock market as a whole and whose shares are valued primarily for potential growth in revenues, earnings, dividends or asset values rather than for current income (such companies may include those involved in technology, medicine, capital goods, construction, transportation, finance, entertainment or service, those developing or exploiting new industries, products, services or markets, or those whose shares are otherwise undervalued); U.S. Treasury securities; and U.S. dollar-denominated short-term corporate bonds of U.S. and non-U.S. issuers rated “A” or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), and having a remaining maturity of twenty-four months or less.

The Portfolio may invest in shares of companies of any market capitalization, including small-, mid- and large-capitalization companies; however, at least 60% of its investment in aggressive growth stocks will ordinarily be in securities listed on the New York Stock Exchange. The Portfolio may own investments issued by non-U.S. banks and governments and may own stock in non-U.S. companies or investments held outside the United States, including emerging markets.

		Because investment prices are constantly changing, the Portfolio’s holdings are not expected to match exactly the Target Percentages. Ordinarily, whenever the Portfolio’s holdings in an investment category deviate from the category’s Target Percentage by more than one-tenth of the Target Percentage, the Portfolio will buy or sell investments to correct the discrepancy (unless it is corrected by changes in market prices) and will do so within thirty days. However, the Portfolio’s investment adviser may delay making portfolio adjustments if in its view, circumstances, including a disorderly market or adverse tax consequences, make it desirable to do so. The investment adviser does not attempt to anticipate short-term changes in the general price level of any investment category.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. Even if the Portfolio does achieve its investment objective over the long term, it is subject to the risk of suffering substantial short-term losses from time to time, because investment prices generally respond to changes in the pattern of inflation with lags and delays that are impossible to foresee. The principal risks of investing in the Portfolio include:
  Market risk — prices of the investments held by the Portfolio will fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of an investment to decline for short- or long-term periods and cause the investment to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Investments in each of the Portfolio’s investment categories may decline in value due to factors affecting the gold and silver markets, individual issuers, securities markets generally or particular industries or sectors within the securities markets. Certain unanticipated events, such as natural disasters, terrorism, war and other geopolitical events, can also have a dramatic adverse effect on the investments held by the Portfolio. Changes in market conditions may not have the same impact on all investment categories.
  Risks of investments in gold and silver — gold and silver generate no interest or dividends, and the return from investments in gold and silver will be derived solely from the gains and losses realized by the Portfolio upon sale. Prices of gold and silver may fluctuate, sharply or gradually, and over short or long periods of time. The prices of gold and silver may be significantly affected by factors such as changes in inflation or expectations regarding inflation in various countries, the availability of supplies and demand, changes in industrial and commercial demand, developments in the gold and silver mining industries, gold and silver sales by governments, central banks or international institutions, investment speculation, hedging activity by producers, currency exchange rates, interest rates, and monetary and other economic policies of various governments. In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, the Portfolio’s investments may be particularly susceptible to political, economic and environmental conditions and events in those countries. The gold and silver bullion and bullion-type coins held by the Portfolio’s custodian or any subcustodian on behalf of the Portfolio could be lost, damaged, stolen or destroyed. Access to the Portfolio’s gold and silver holdings could also be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). The custodian’s or any subcustodian’s procedures may not prevent the deposit of gold or silver on behalf of the Portfolio that fails to meet the purity standards agreed to at the time of purchase. Neither the custodian nor any subcustodian will be liable to the Portfolio in the event that any gold or silver otherwise properly inspected by it does not meet these purity standards. If the Portfolio purchases gold or silver of inferior quality, the Portfolio may not be able to recover damages from the seller or any other third party. Any of these events may adversely affect the Portfolio and consequently, an investment in the shares of the Portfolio. The Portfolio does not separately insure its gold and silver holdings and the responsibility of the Portfolio’s custodian and any subcustodian for loss, damage or destruction of the Portfolio’s gold and silver holdings is very limited under the agreements governing the custody and subcustody arrangements. Thus, for example, any losses due to acts beyond the control of the custodian or any subcustodian such as acts of God, strikes, lockouts, riots, acts of war, epidemics, governmental regulations imposed after the fact, fire, communication line failures, power failures, earthquakes or other disasters will be sustained by the Portfolio. In addition, if the Portfolio’s gold and silver bullion and bullion-type coins are lost, damaged, stolen or destroyed under circumstances rendering the custodian, any subcustodian or any other third party liable to the Portfolio (or the custodian or any subcustodian), the responsible party may not have the financial resources (including liability insurance coverage) sufficient to satisfy such claim. Consequently, the value of the Portfolio’s shares may be adversely affected by loss, damage or destruction to the bullion and bullion-type coins for which the Portfolio may not be reimbursed. When holding bullion, the Portfolio may encounter higher custody and other costs than those normally associated with ownership of securities. Any gains realized upon the sale of bullion or bullion-type coins will not count towards the requirement in the Internal Revenue Code of 1986, as amended (“Code”), that at least 90% of the Portfolio’s gross income in each taxable year be derived from gains on the sale of securities and certain other permitted sources. If the Portfolio is not able to satisfy this or other requirements under the Code for any taxable year, the Portfolio would become subject to corporate federal income tax for that year on all of its taxable income and recognized gains.
  Risks of investments in Swiss franc assets — the Swiss franc is subject to the risk that inflation will decrease in the United States, or rise in Switzerland. Swiss government bonds are subject to some risk of default, and their credit quality is not rated by some U.S. rating agencies. The Portfolio may also be significantly affected by other economic, monetary or political developments in Switzerland. The U.S. dollar/Swiss franc exchange rate, like foreign exchange rates in general, can be volatile and difficult to predict. This volatility may adversely affect the value of the Portfolio’s Swiss franc assets. Due to a number of market influences, yields on Swiss franc denominated deposits, as of the date of this Prospectus, are currently near historical lows.
  Risks of investments in real estate and natural resource stocks — investments in real estate and natural resource stocks are subject to both market risk and capitalization risk. Any decline in the general level of prices of oil, gas, coal, minerals or real estate would be expected to have an adverse impact on these stocks. The prices of these stocks are particularly vulnerable to decline in the event of deflationary economic conditions.
  Risks of investments in aggressive growth stocks — investments in aggressive growth stocks are subject to both market risk and capitalization risk. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining.
  Risks of investments in dollar assets — investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Generally, prices of U.S. Treasury securities and short-term corporate bonds fall when prevailing interest rates rise and rise when prevailing interest rates fall. Securities with longer maturities tend to be more sensitive to these interest rate changes. As of the date of this Prospectus, U.S. interest rates are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates. If interest rates fall, it is possible that issuers of callable debt securities held by the Portfolio will call or prepay their securities before their maturity dates. In this event, the proceeds of the called securities would most likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in the Portfolio’s income and distributions to shareholders. Investments in short-term corporate bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments.
  Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with investing in U.S. securities. The risks of investing in securities of foreign issuers can include, among others: unfavorable differences in liquidity and volatility; less developed or less efficient trading markets; less stringent accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition; social, political or economic instability; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment); and settlement, custodial or other operational risks. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets can perform differently than the U.S. market. Investing in emerging (less developed) markets may involve higher levels of each of these risks. In particular, securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.
  Capitalization risk — investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-or mid-capitalization stocks are out of favor.
  Security selection risk — securities selected for the Portfolio may perform differently than expected.
  Risks of in-kind redemptions — to avoid liability for corporate federal income tax, the Portfolio, if administratively feasible, may require redeeming shareholders to accept readily tradable gold or silver bullion or coins from the Portfolio’s holdings in complete or partial payment of redemptions, if it can satisfy a federal tax law provision that permits it to do so without recognizing gain.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table below provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

		More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The bar chart and the average annual total return table below provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-5142
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.permanentportfoliofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Permanent Portfolio Annual Total Returns Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return through the calendar quarter ended March 31, 2014 was 2.21%.

Highest/lowest quarterly return during the period shown:

Highest	11.48% (calendar quarter ended September 30, 2009).
Lowest	-8.14% (calendar quarter ended June 30, 2013).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	“Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Permanent Portfolio | Permanent Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum account start-up fee (one-time)	rr_MaximumAccountFee	$ 35.00
Management fees	rr_ManagementFeesOverAssets	0.76%
Other operating expenses	rr_OtherExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.77%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	458
10 Years	rr_ExpenseExampleYear10	$ 984
2004	rr_AnnualReturn2004	12.05%
2005	rr_AnnualReturn2005	7.62%
2006	rr_AnnualReturn2006	13.82%
2007	rr_AnnualReturn2007	12.43%
2008	rr_AnnualReturn2008	(8.36%)
2009	rr_AnnualReturn2009	19.08%
2010	rr_AnnualReturn2010	19.31%
2011	rr_AnnualReturn2011	2.13%
2012	rr_AnnualReturn2012	6.91%
2013	rr_AnnualReturn2013	(2.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.14%)
Permanent Portfolio | Return Before Taxes | Permanent Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Past 5 Years	rr_AverageAnnualReturnYear05	8.74%
Past 10 Years	rr_AverageAnnualReturnYear10	7.95%
Permanent Portfolio | Return After Taxes on Distributions | Permanent Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.27%)
Past 5 Years	rr_AverageAnnualReturnYear05	8.05%
Past 10 Years	rr_AverageAnnualReturnYear10	7.48%
Permanent Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Permanent Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.71%
Past 5 Years	rr_AverageAnnualReturnYear05	6.93%
Past 10 Years	rr_AverageAnnualReturnYear10	6.47%
Permanent Portfolio | Citigroup 3-Month U.S. Treasury Bill Index (Indexes reflect no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.05%
Past 5 Years	rr_AverageAnnualReturnYear05	0.10%
Past 10 Years	rr_AverageAnnualReturnYear10	1.59%
Permanent Portfolio | Standard & Poor's 500 Composite Stock Index (Indexes reflect no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	32.39%
Past 5 Years	rr_AverageAnnualReturnYear05	17.94%
Past 10 Years	rr_AverageAnnualReturnYear10	7.41%

[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 17, 2013, effective through June 1, 2015, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio's average daily net assets in excess of $6 billion up to $8 billion, .6600% of the Portfolio's average daily net assets in excess of $8 billion up to $10 billion, .6400% of the Portfolio's average daily net assets in excess of $10 billion up to $15 billion, .6200% of the Portfolio's average daily net assets in excess of $15 billion up to $25 billion and .6000% of the Portfolio's average daily net assets in excess of $25 billion. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.